Schedule II.-Valuation and Qualifying Accounts and Reserves	12 Months Ended
Mar. 31, 2016
Schedule II.-Valuation and Qualifying Accounts and Reserves

Schedule II.—Valuation and Qualifying Accounts and Reserves

ORIX Corporation and Subsidiaries

Description	Millions of yen
	Year Ended March 31, 2014
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Closed office lease obligations	¥9	¥0	¥0	¥(9)	¥0	¥0
Severance and other benefits to terminated employees	0	3,049	0	(1,221)	104	1,932

Total	¥9	¥3,049	¥0	¥(1,230)	¥104	¥1,932

Description	Millions of yen
	Year Ended March 31, 2015
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥1,932	¥0	¥0	¥(1,474)	¥(66)	¥392

Total	¥1,932	¥0	¥0	¥(1,474)	¥(66)	¥392

Description	Millions of yen
	Year Ended March 31, 2016
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction	Translation adjustment	Balance at end of period
Restructuring cost:
Severance and other benefits to terminated employees	¥392	¥0	¥0	¥(237)	¥1	¥156

Total	¥392	¥0	¥0	¥(237)	¥1	¥156

Description	Millions of yen
	Balance at beginning of period	Acquisitions	Addition: Charged to costs and expenses	Deduction*1	Other*2	Balance at end of period
Deferred tax assets: Valuation allowance
Year ended March 31, 2014	¥18,831	¥13,182	¥3,300	¥(4,792)	¥49	¥30,570
Year ended March 31, 2015	¥30,570	¥22,563	¥9,591	¥(9,944)	¥(2,265)	¥50,515
Year ended March 31, 2016	¥50,515	¥419	¥2,936	¥(4,622)	¥(6,028)	¥43,220

*1	The amount of deduction includes benefits recognized in earnings, expiry of loss carryforwards and sales of subsidiaries.
*2	The amount of other includes translation adjustment, the effect of changes in statutory tax rate and the effect of the amendment to tax loss carryforward rules.